Note 9 - Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
Year ending December 31, 2018	247
Year ending December 31, 2019	317
Year ending December 31, 2020	53

Total	617